SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Assumptions
	Year ended December 31
	2011	2012	2013
Expected dividend yield	0%	0%	0%
Expected volatility	66%	60%	61%-80%
Risk-free interest rate	0.4%	0.4%	0.36%
Expected term - in years	2.9	3.0	2.98-3.5

Summary of Option Activity for Non-Performance Options

Options	Number of options	Weighted average exercise price (per option)	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2013	4,179,987	$2.08
Granted	5,945,000	$0.16
Exercised	(45,728)	$0.01
Forfeited	(3,060,014)	$1.15
Canceled	(3,000,000)	$0.14
Expired	(715,912)	$1.69
Outstanding at December 31, 2013	3,303,333	$1.36	4.1	-
Exercisable at December 31, 2013	2,291,434	$3.89	3.8	-

Summary of Performance Based Option Activity

Options	Number of options	Weighted average exercise price (per option)	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2013	811,885	6.44
Forfeited	(37,433)	9.43

Outstanding at December 31, 2013	774,452	6.30	3.04	$0
Exercisable at December 31, 2013	24,437	9.64	0.56	$0